Exhibit 99

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996, as amended and restated as of January 1, 2006 (as amended and restated and as otherwise amended and supplemented, the “Agreement”), as supplemented by the Series Supplements (as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on July 15, 2013 and covers activity from May 25, 2013 through June 24, 2013.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 9th day of July 2013.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By:	/s/ Robin Flanagan
Name:	Robin Flanagan
Title:	Director ABS Operations

A. Trust Activity

Trust Totals
Record Date	June 30, 2013
Number of days in Monthly Period	31
Beginning Number of Accounts	22,548,691
Beginning Principal Receivable Balance, including any
Additions, Removals, or Adjustments of Principal
Receivables during the Monthly Period	29,443,768,229.79
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	29,443,768,229.79
Finance Charge Collections (excluding Recoveries)	491,308,620.50
Collections of Discount Option Receivables	0.00
Recoveries	20,151,919.65
Total Collections of Finance Charge Receivables	511,460,540.15
Total Collections of Principal Receivables	9,818,536,710.19
Monthly Payment Rate	32.2710%
Defaulted Amount	69,888,473.64
Annualized Default Rate	2.7778%
Annualized Default Rate, Net of Recoveries	1.9768%
Trust Portfolio Yield	17.6579%
New Principal Receivables	10,068,202,063.65
Ending Number of Accounts	22,534,611
Ending Principal Receivables Balance	29,623,545,109.61
Ending Required Minimum Principal Balance	18,220,615,910.00
Ending Transferor Amount	12,594,932,109.61
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	29,623,545,109.61

B. Series Allocations

	Invested Amount	Adjusted Invested Amount	Principal Funding Account Balance	Series Required Transferor Amount	Series Allocation Percentage	Series Allocable Finance Charge Collections	Series Allocable Recoveries	Series Allocable Principal Collections	Series Allocable Defaulted Amount
Group 1
2012-2	1,785,716,000	1,785,716,000.00	0.00	125,000,120.00	10.49%	53,634,624.85	2,113,243.48	1,029,626,905.02	7,328,897.87
2012-5	714,287,000	714,287,000.00	0.00	50,000,090.00	4.19%	21,453,867.96	845,298.10	411,851,107.96	2,931,561.61
Total	2,500,003,000.00	2,500,003,000.00	0.00	175,000,210.00	14.68%	75,088,492.81	2,958,541.58	1,441,478,012.98	10,260,459.48
Group 2
2004-2	400,000,000	400,000,000.00	0.00	28,000,000.00	2.35%	12,014,144.43	473,366.08	230,636,205.31	1,641,671.55
2005-2	600,000,000	600,000,000.00	0.00	42,000,000.00	3.52%	18,021,216.65	710,049.13	345,954,307.97	2,462,507.32
2007-2	500,000,000	500,000,000.00	0.00	35,000,000.00	2.94%	15,017,680.54	591,707.61	288,295,256.64	2,052,089.43
2008-2	1,363,638,000	1,363,638,000.00	0.00	95,454,660.00	8.01%	40,957,359.71	1,613,749.95	786,260,734.35	5,596,614.26
2008-4	607,956,000	607,956,000.00	0.00	42,556,920.00	3.57%	18,260,177.98	719,464.38	350,541,662.09	2,495,160.17
2008-5	909,091,000	909,091,000.00	0.00	63,636,370.00	5.34%	27,304,876.44	1,075,832.12	524,173,246.31	3,731,072.07
2008-6	1,534,091,000	1,534,091,000.00	0.00	107,386,370.00	9.01%	46,076,977.11	1,815,466.62	884,542,317.11	6,296,183.87
2008-7	596,592,000	596,592,000.00	0.00	41,761,440.00	3.50%	17,918,856.14	706,016.05	343,989,287.50	2,448,520.28
2008-9	625,000,000	625,000,000.00	0.00	43,750,000.00	3.67%	18,772,100.68	739,634.51	360,369,070.80	2,565,111.79
2009-2	1,515,155,000	1,515,155,000.00	0.00	106,060,850.00	8.90%	45,508,227.52	1,793,057.47	873,623,999.16	6,218,467.13
2011-1	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	7.12%	36,406,521.94	1,434,443.61	698,898,046.14	4,974,765.50
2011-2	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	7.12%	36,406,521.94	1,434,443.61	698,898,046.14	4,974,765.50
2012-1	606,062,000	606,062,000.00	0.00	42,424,340.00	3.56%	18,203,291.01	717,222.99	349,449,599.66	2,487,386.85
2012-3	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	7.12%	36,406,521.94	1,434,443.61	698,898,046.14	4,974,765.50
2012-A	0	0.00	0.00	0.00	0.00%	0.00	0.00	0.00	0.00
2012-4	1,181,820,000	1,181,820,000.00	0.00	82,727,400.00	6.94%	35,496,390.43	1,398,583.76	681,426,200.41	4,850,400.67
2009-D-II	452,839,000	452,839,000.00	0.00	31,698,730.00	2.66%	13,601,182.88	535,896.56	261,102,671.45	1,858,532.25
Total	14,528,610,000.00	14,528,610,000.00	0.00	1,017,002,700.00	85.32%	436,372,047.34	17,193,378.06	8,377,058,697.18	59,628,014.14
Trust	17,028,613,000.00	17,028,613,000.00	0.00	1,192,002,910.00	100.00%	511,460,540.15	20,151,919.64	9,818,536,710.16	69,888,473.62

C. Group Allocations (1)

	Invested Amount	Investor Finance Charge Collections	Investor Monthly Interest	Investor Default Amount	Investor Monthly Fees	Investor Additional Amounts	Total	Reallocated Investor Finance Charge Collections	Investment Funding Account Proceeds	Available Excess
Group 1
2012-2	1,785,716,000.00	31,019,238.53	1,054,688.78	4,238,620.70	2,976,193.34	0.00	8,269,502.82	31,062,606.14	0.00	22,793,103.32
2012-5	714,287,000.00	12,407,705.83	361,161.21	1,695,449.70	1,190,478.33	0.00	3,247,089.24	12,364,338.22	0.00	9,117,248.98
Total	2,500,003,000.00	43,426,944.36	1,415,849.99	5,934,070.40	4,166,671.67	0.00	11,516,592.06	43,426,944.36	0.00	31,910,352.30
Group 2
2004-2	400,000,000.00	6,948,302.76	131,444.44	949,450.13	666,666.67	0.00	1,747,561.24	6,754,877.71	0.00	5,007,316.47
2005-2	600,000,000.00	10,422,454.14	159,180.00	1,424,175.19	1,000,000.00	0.00	2,583,355.19	10,094,329.89	0.00	7,510,974.70
2007-2	500,000,000.00	8,685,378.45	104,669.44	1,186,812.65	833,333.33	0.00	2,124,815.42	8,383,961.00	0.00	6,259,145.58
2008-2	1,363,638,000.00	23,687,424.20	1,943,619.27	3,236,765.67	2,272,730.00	0.00	7,453,114.94	24,523,532.47	0.00	17,070,417.53
2008-4	607,956,000.00	10,560,655.88	720,984.62	1,443,059.75	1,013,260.00	0.00	3,177,304.37	10,787,874.59	0.00	7,610,570.22
2008-5	909,091,000.00	15,791,732.10	851,313.42	2,157,841.41	1,515,151.66	0.00	4,524,306.49	15,904,572.32	0.00	11,380,399.17
2008-6	1,534,091,000.00	26,648,321.82	2,035,568.51	3,641,357.24	2,556,818.33	0.00	8,233,744.08	27,437,941.89	0.00	19,204,197.81
2008-7	596,592,000.00	10,363,342.10	791,496.62	1,416,085.87	994,320.00	0.00	3,201,902.49	10,670,214.85	0.00	7,468,399.86
2008-9	625,000,000.00	10,856,814.74	989,114.58	1,483,515.82	1,041,666.67	0.00	3,514,297.07	11,338,229.05	0.00	7,824,023.65
2009-2	1,515,155,000.00	26,319,389.17	1,882,422.79	3,596,410.26	2,525,258.33	0.00	8,004,091.38	26,971,242.83	0.00	18,967,151.45
2011-1	1,212,122,000.00	21,055,476.59	408,567.98	2,877,123.46	2,020,203.34	0.00	5,305,894.78	20,479,590.90	0.00	15,173,696.12
2011-2	1,212,122,000.00	21,055,476.59	372,978.71	2,877,123.46	2,020,203.34	0.00	5,270,305.51	20,444,001.63	0.00	15,173,696.12
2012-1	606,062,000.00	10,527,755.67	249,066.00	1,438,564.10	1,010,103.33	0.00	2,697,733.43	10,284,594.01	0.00	7,586,860.58
2012-3	1,212,122,000.00	21,055,476.59	363,315.71	2,877,123.46	2,020,203.34	0.00	5,260,642.51	20,434,338.63	0.00	15,173,696.12
2012-4	1,181,820,000.00	20,529,107.92	428,229.70	2,805,197.87	1,969,700.00	0.00	5,203,127.57	19,997,494.43	0.00	14,794,366.86
2012-A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	14,075,771,000.00	244,507,108.72	11,431,971.79	33,410,606.34	23,459,618.34	0.00	68,302,196.47	244,506,796.20	0.00	176,204,912.24
Trust Total	16,575,774,000.00	287,934,053.08	12,847,821.78	39,344,676.74	27,626,290.01	0.00	79,818,788.53	287,933,740.56	0.00	208,115,264.54

	Group Investor Finance Charge Collections	Group Expenses	Group Reallocable Investor Finance Charge Collections
Group 1	43,426,944.36	11,516,592.06	31,910,352.30
Group 2	244,506,796.21	68,302,196.47	176,204,599.74

(1)	Series 2009-D-II does not share in group allocations with other series. Therefore, certain figures set forth in section “B. Series Allocations” above, which include Series 2009-D-II, will not equal the corresponding figures set forth in this section “C. Group Allocations.”

D. Trust Performance

Delinquencies:

31-60 Days Delinquent	102,160,586
61-90 Days Delinquent	70,608,553
90+ Days Delinquent	174,463,586
Total 30+ Days Delinquent	347,232,724

E. Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on February 08, 2013 under CIK number 0000949349

Series 2004-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	691,630,451.17	400,000,000.00	291,630,451.17
Beginning Adjusted Invested Amount	N/A	400,000,000.00	N/A
Floating Allocation Percentage	N/A	57.8344%	42.1656%
Principal Allocation Percentage	N/A	57.8344%	42.1656%
Collections of Finance Charge Receivables	12,014,144.43	6,948,302.76	5,065,841.67
Collections of Principal Receivables	230,636,205.31	133,386,958.26	97,249,247.05
Defaulted Amount	1,641,671.55	949,450.13	692,221.42
Ending Invested Amount / Transferor Amount	695,853,387.70	400,000,000.00	295,853,387.70

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	June 13, 2013	June 13, 2013	June 13, 2013
Coupon June 17, 2013 to July 14, 2013	0.36250%	0.56250%	0.86250%
Monthly Interest Due	94,169.44	13,125.00	24,150.00	131,444.44
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	94,169.44	13,125.00	24,150.00	131,444.44
Investor Default Amount	792,790.86	71,208.76	85,450.51	949,450.13
Investor Monthly Fees Due	556,666.67	50,000.00	60,000.00	666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,443,626.97	134,333.76	169,600.51	1,747,561.24
Reallocated Investor Finance Charge Collections				6,754,877.71
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.0886%
Base Rate				2.6010%
Excess Spread Percentage				15.0219%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00
Distributions of Interest	94,169.44	13,125.00	24,150.00	131,444.44
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	94,169.44	13,125.00	24,150.00	131,444.44
Ending Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.28
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.28
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.44
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.44
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$5,031,466.47
(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$24,150.00
(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,007,316.47

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$5,640,322.89
a. Class A Monthly Interest	$94,169.44
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$792,790.86
e. Excess Spread	$4,753,362.59
2. Class B Available Funds	$506,615.83
a. Class B Monthly Interest	$13,125.00
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$493,490.83
3. Collateral Available Funds	$607,938.99
a. Excess Spread	$607,938.99
4. Total Excess Spread	$5,854,792.41
K. Reallocated Principal Collections
1. Principal Allocation Percentage	57.8344%
2. Series 2004-2 Allocable Principal Collections	$230,636,205.31
3. Principal Allocation Percentage of Series 2004-2 Allocable Principal Collections	$133,386,958.26
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$133,386,958.26
6. Shared Principal Collections from other Series allocated to Series 2004-2	$0.00
7. Other amounts treated as Available Principal Collections:	$949,450.13
8. Available Principal Collections (total of items 5, 6 and 7)	$134,336,408.39
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$36,000,000.00
2. Required Collateral Invested Amount	$36,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$134,336,408.39

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-2
1. Excess Spread	$5,854,792.41
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$71,208.76
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$24,150.00
9. Applied to unpaid Monthly Servicing Fee	$666,666.67
10. Collateral Default Amount treated as Available Principal Collections	$85,450.51
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$5,007,316.47

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2004-2
1. Excess Spread	$5,854,792.41
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$71,208.76
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$24,150.00
10. Applied to unpaid Monthly Servicing Fee	$666,666.67
11. Collateral Default Amount treated as Available Principal Collections	$85,450.51
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$5,007,316.47

O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.6010%
b. Prior Monthly Period	2.2786%
c. Second Prior Monthly Period	2.4624%
2. Three Month Average Base Rate	2.4473%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.0886%
b. Prior Monthly Period	17.2951%
c. Second Prior Monthly Period	17.3936%
4. Three Month average Series Adjusted Portfolio Yield	17.2591%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,037,445,676.75	600,000,000.00	437,445,676.75
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	57.8344%	42.1656%
Principal Allocation Percentage	N/A	57.8344%	42.1656%
Collections of Finance Charge Receivables	18,021,216.65	10,422,454.14	7,598,762.51
Collections of Principal Receivables	345,954,307.97	200,080,437.40	145,873,870.57
Defaulted Amount	2,462,507.32	1,424,175.19	1,038,332.13
Ending Invested Amount / Transferor Amount	1,043,780,081.55	600,000,000.00	443,780,081.55

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	June 13, 2013	June 13, 2013	June 13, 2013
Coupon June 17, 2013 to July 14, 2013	0.29250%	0.47250%	0.68250%
Monthly Interest Due	113,977.50	16,537.50	28,665.00	159,180.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	113,977.50	16,537.50	28,665.00	159,180.00
Investor Default Amount	1,189,186.28	106,813.14	128,175.77	1,424,175.19
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,138,163.78	198,350.64	246,840.77	2,583,355.19
Reallocated Investor Finance Charge Collections				10,094,329.89
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.0140%
Base Rate				2.5185%
Excess Spread Percentage				15.0219%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	113,977.50	16,537.50	28,665.00	159,180.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	113,977.50	16,537.50	28,665.00	159,180.00
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.23
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.23
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.37
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.37
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$7,539,639.70
(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$28,665.00
(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,510,974.70

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$8,428,765.46
a. Class A Monthly Interest	$113,977.50
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,189,186.28
e. Excess Spread	$7,125,601.68
2. Class B Available Funds	$757,074.74
a. Class B Monthly Interest	$16,537.50
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$740,537.24
3. Collateral Available Funds	$908,489.69
a. Excess Spread	$908,489.69
4. Total Excess Spread	$8,774,628.61

K. Reallocated Principal Collections
1. Principal Allocation Percentage	57.8344%
2. Series 2005-2 Allocable Principal Collections	$345,954,307.97
3. Principal Allocation Percentage of Series 2005-2 Allocable Principal Collections	$200,080,437.40
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$200,080,437.40
6. Shared Principal Collections from other Series allocated to Series 2005-2	$0.00
7. Other amounts treated as Available Principal Collections:	$1,424,175.19
8. Available Principal Collections (total of items 5, 6 and 7)	$201,504,612.59

L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$54,000,000.00
2. Required Collateral Invested Amount	$54,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$201,504,612.59

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-2
1. Excess Spread	$8,774,628.61
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$106,813.14
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$28,665.00
9. Applied to unpaid Monthly Servicing Fee	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections	$128,175.77
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,510,974.70

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-2
1. Excess Spread	$8,774,628.61
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$106,813.14
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$28,665.00
10. Applied to unpaid Monthly Servicing Fee	$1,000,000.00
11. Collateral Default Amount treated as Available Principal Collections	$128,175.77
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,510,974.70

O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.5185%
b. Prior Monthly Period	2.1961%
c. Second Prior Monthly Period	2.3799%
2. Three Month Average Base Rate	2.3648%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.0140%
b. Prior Monthly Period	17.2044%
c. Second Prior Monthly Period	17.3110%
4. Three Month average Series Adjusted Portfolio Yield	17.1765%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	864,538,063.96	500,000,000.00	364,538,063.96
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	57.8344%	42.1656%
Principal Allocation Percentage	N/A	57.8344%	42.1656%
Collections of Finance Charge Receivables	15,017,680.54	8,685,378.45	6,332,302.09
Collections of Principal Receivables	288,295,256.64	166,733,697.83	121,561,558.81
Defaulted Amount	2,052,089.43	1,186,812.65	865,276.78
Ending Invested Amount / Transferor Amount	869,816,734.62	500,000,000.00	369,816,734.62

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	June 13, 2013	June 13, 2013	June 13, 2013
Coupon June 17, 2013 to July 14, 2013	0.24250%	0.37250%	0.54250%
Monthly Interest Due	82,988.89	7,967.36	13,713.19	104,669.44
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	82,988.89	7,967.36	13,713.19	104,669.44
Investor Default Amount	1,044,395.13	65,274.70	77,142.82	1,186,812.65
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	1,860,717.35	119,075.39	145,022.68	2,124,815.42
Reallocated Investor Finance Charge Collections				8,383,961.00
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.9481%
Base Rate				2.4455%
Excess Spread Percentage				15.0219%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	82,988.89	7,967.36	13,713.19	104,669.44
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	82,988.89	7,967.36	13,713.19	104,669.44
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.19
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.19
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.29
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.29
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$6,272,858.78
(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$13,713.19
(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,259,145.59

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$7,377,885.68
a. Class A Monthly Interest	$82,988.89
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,044,395.13
e. Excess Spread	$6,250,501.66
2. Class B Available Funds	$461,117.86
a. Class B Monthly Interest	$7,967.36
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$453,150.50
3. Collateral Available Funds	$544,957.47
a. Excess Spread	$544,957.47
4. Total Excess Spread	$7,248,609.63

K. Reallocated Principal Collections
1. Principal Allocation Percentage	57.8344%
2. Series 2007-2 Allocable Principal Collections	$288,295,256.64
3. Principal Allocation Percentage of Series 2007-2 Allocable Principal Collections	$166,733,697.83
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$166,733,697.83
6. Shared Principal Collections from other Series allocated to Series 2007-2	$0.00
7. Other amounts treated as Available Principal Collections:	$1,186,812.65
8. Available Principal Collections (total of items 5, 6 and 7)	$167,920,510.48

L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$32,500,000.00
2. Required Collateral Invested Amount	$32,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$167,920,510.48

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-2
1. Excess Spread	$7,248,609.63
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$65,274.70
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$13,713.19
9. Applied to unpaid Monthly Servicing Fee	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections	$77,142.82
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$6,259,145.59

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-2
1. Excess Spread	$7,248,609.63
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$65,274.70
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$13,713.19
10. Applied to unpaid Monthly Servicing Fee	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections	$77,142.82
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$6,259,145.59

O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.4455%
b. Prior Monthly Period	2.1231%
c. Second Prior Monthly Period	2.3070%
2. Three Month Average Base Rate	2.2919%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	16.9481%
b. Prior Monthly Period	17.1241%
c. Second Prior Monthly Period	17.2381%
4. Three Month average Series Adjusted Portfolio Yield	17.1034%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,357,833,912.92	1,363,638,000.00	994,195,912.92
Beginning Adjusted Invested Amount	N/A	1,363,638,000.00	N/A
Floating Allocation Percentage	N/A	57.8344%	42.1656%
Principal Allocation Percentage	N/A	57.8344%	42.1656%
Collections of Finance Charge Receivables	40,957,359.71	23,687,424.20	17,269,935.51
Collections of Principal Receivables	786,260,734.35	454,728,812.49	331,531,921.86
Defaulted Amount	5,596,614.26	3,236,765.67	2,359,848.59
Ending Invested Amount / Transferor Amount	2,372,230,304.73	1,363,638,000.00	1,008,592,304.73

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	June 13, 2013	June 13, 2013	June 13, 2013
Coupon June 17, 2013 to July 14, 2013	1.45250%	3.94250%	5.19250%
Monthly Interest Due	1,355,666.67	229,982.23	357,970.37	1,943,619.27
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,355,666.67	229,982.23	357,970.37	1,943,619.27
Investor Default Amount	2,848,350.37	178,024.27	210,391.03	3,236,765.67
Investor Monthly Fees Due	2,000,000.00	125,001.67	147,728.33	2,272,730.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,204,017.04	533,008.17	716,089.73	7,453,114.94
Reallocated Investor Finance Charge Collections				24,523,532.47
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.3798%
Base Rate				4.0306%
Excess Spread Percentage				15.0219%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00
Distributions of Interest	1,355,666.67	229,982.23	357,970.37	1,943,619.27
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,355,666.67	229,982.23	357,970.37	1,943,619.27
Ending Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$1.13
(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.13
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$3.07
(2) The amount of the distribution in respect of Class B Monthly Interest:	$3.07
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$17,428,387.90
(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$357,970.37
(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$17,070,417.53

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$21,580,682.68
a. Class A Monthly Interest	$1,355,666.67
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,848,350.37
e. Excess Spread	$17,376,665.64
2. Class B Available Funds	$1,348,810.65
a. Class B Monthly Interest	$229,982.23
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,118,828.42
3. Collateral Available Funds	$1,594,039.14
a. Excess Spread	$1,594,039.14
4. Total Excess Spread	$20,089,533.20

K. Reallocated Principal Collections
1. Principal Allocation Percentage	57.8344%
2. Series 2008-2 Allocable Principal Collections	$786,260,734.35
3. Principal Allocation Percentage of Series 2008-2 Allocable Principal Collections	$454,728,812.49
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$454,728,812.49
6. Shared Principal Collections from other Series allocated to Series 2008-2	$0.00
7. Other amounts treated as Available Principal Collections:	$3,236,765.67
8. Available Principal Collections (total of items 5, 6 and 7)	$457,965,578.16

L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$88,637,000.00
2. Required Collateral Invested Amount	$88,637,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$457,965,578.16

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-2
1. Excess Spread	$20,089,533.20
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$178,024.27
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$357,970.37
9. Applied to unpaid Monthly Servicing Fee	$2,272,730.00
10. Collateral Default Amount treated as Available Principal Collections	$210,391.03
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$17,070,417.53

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-2
1. Excess Spread	$20,089,533.20
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$178,024.27
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$357,970.37
10. Applied to unpaid Monthly Servicing Fee	$2,272,730.00
11. Collateral Default Amount treated as Available Principal Collections	$210,391.03
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$17,070,417.53

O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	4.0306%
b. Prior Monthly Period	3.7082%
c. Second Prior Monthly Period	3.8921%
2. Three Month Average Base Rate	3.8770%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.3798%
b. Prior Monthly Period	18.8677%
c. Second Prior Monthly Period	18.8232%
4. Three Month average Series Adjusted Portfolio Yield	18.6903%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,051,202,206.42	607,956,000.00	443,246,206.42
Beginning Adjusted Invested Amount	N/A	607,956,000.00	N/A
Floating Allocation Percentage	N/A	57.8344%	42.1656%
Principal Allocation Percentage	N/A	57.8344%	42.1656%
Collections of Finance Charge Receivables	18,260,177.98	10,560,655.88	7,699,522.10
Collections of Principal Receivables	350,541,662.09	202,733,504.00	147,808,158.09
Defaulted Amount	2,495,160.17	1,443,059.75	1,052,100.42
Ending Invested Amount / Transferor Amount	1,057,620,605.43	607,956,000.00	449,664,605.43

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	June 13, 2013	June 13, 2013	June 13, 2013
Coupon June 17, 2013 to July 14, 2013	1.59250%	0.89250%	1.14250%
Monthly Interest Due	662,656.94	23,211.55	35,116.13	720,984.62
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	662,656.94	23,211.55	35,116.13	720,984.62
Investor Default Amount	1,269,889.54	79,369.28	93,800.93	1,443,059.75
Investor Monthly Fees Due	891,666.67	55,730.00	65,863.33	1,013,260.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,824,213.15	158,310.83	194,780.39	3,177,304.37
Reallocated Investor Finance Charge Collections				10,787,874.59
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.0980%
Base Rate				3.7185%
Excess Spread Percentage				15.0219%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00
Distributions of Interest	662,656.94	23,211.55	35,116.13	720,984.62
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	662,656.94	23,211.55	35,116.13	720,984.62
Ending Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$1.24
(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.24
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.69
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.69
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$7,645,686.36
(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$35,116.13
(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,610,570.23

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$9,493,306.93
a. Class A Monthly Interest	$662,656.94
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,269,889.54
e. Excess Spread	$7,560,760.45
2. Class B Available Funds	$593,340.56
a. Class B Monthly Interest	$23,211.55
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$570,129.01
3. Collateral Available Funds	$701,227.11
a. Excess Spread	$701,227.11
4. Total Excess Spread	$8,832,116.57

K. Reallocated Principal Collections
1. Principal Allocation Percentage	57.8344%
2. Series 2008-4 Allocable Principal Collections	$350,541,662.09
3. Principal Allocation Percentage of Series 2008-4 Allocable Principal Collections	$202,733,504.00
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$202,733,504.00
6. Shared Principal Collections from other Series allocated to Series 2008-4	$0.00
7. Other amounts treated as Available Principal Collections:	$1,443,059.75
8. Available Principal Collections (total of items 5, 6 and 7)	$204,176,563.75

L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$39,518,000.00
2. Required Collateral Invested Amount	$39,518,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$204,176,563.75

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-4
1. Excess Spread	$8,832,116.57
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$79,369.28
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$35,116.13
9. Applied to unpaid Monthly Servicing Fee	$1,013,260.00
10. Collateral Default Amount treated as Available Principal Collections	$93,800.93
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,610,570.23

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-4
1. Excess Spread	$8,832,116.57
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$79,369.28
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$35,116.13
10. Applied to unpaid Monthly Servicing Fee	$1,013,260.00
11. Collateral Default Amount treated as Available Principal Collections	$93,800.93
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,610,570.23

O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	3.7185%
b. Prior Monthly Period	3.3962%
c. Second Prior Monthly Period	3.5800%
2. Three Month Average Base Rate	3.5649%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.0980%
b. Prior Monthly Period	18.5245%
c. Second Prior Monthly Period	18.5111%
4. Three Month average Series Adjusted Portfolio Yield	18.3779%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,571,887,546.20	909,091,000.00	662,796,546.20
Beginning Adjusted Invested Amount	N/A	909,091,000.00	N/A
Floating Allocation Percentage	N/A	57.8344%	42.1656%
Principal Allocation Percentage	N/A	57.8344%	42.1656%
Collections of Finance Charge Receivables	27,304,876.44	15,791,732.10	11,513,277.68
Collections of Principal Receivables	524,173,246.31	303,152,208.19	221,021,038.12
Defaulted Amount	3,731,072.07	2,157,841.41	1,573,230.66
Ending Invested Amount / Transferor Amount	1,581,485,130.19	909,091,000.00	672,394,130.19

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	4,000,000.00	0.00	0.00	4,000,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	4,000,000.00	0.00	0.00	4,000,000.00
Required Reserve Account Amount	4,000,000.00	0.00	0.00	4,000,000.00
LIBOR Determination Date	June 13, 2013	June 13, 2013	June 13, 2013
Coupon June 17, 2013 to July 14, 2013	0.99250%	1.29250%	3.99250%
Monthly Interest Due	617,555.56	50,263.89	183,493.97	851,313.42
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	617,555.56	50,263.89	183,493.97	851,313.42
Investor Default Amount	1,898,900.25	118,681.27	140,259.89	2,157,841.41
Investor Monthly Fees Due	1,333,333.33	83,333.33	98,485.00	1,515,151.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,849,789.14	252,278.49	422,238.86	4,524,306.49
Reallocated Investor Finance Charge Collections				15,904,572.32
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				133.34
Series Adjusted Portfolio Yield				17.8044%
Base Rate				3.3933%
Excess Spread Percentage				15.0221%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00
Distributions of Interest	617,555.56	50,263.89	183,493.97	851,313.42
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	617,555.56	50,263.89	183,493.97	851,313.42
Ending Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.77
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.77
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$1.01
(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.01
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$11,563,893.13
(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$183,493.97
(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,380,399.16

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$13,996,139.58
a. Class A Monthly Interest	$617,555.56
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,898,900.25
e. Excess Spread	$11,479,683.77
2. Class B Available Funds	$874,758.72
a. Class B Monthly Interest	$50,263.89
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$824,494.83
3. Collateral Available Funds	$1,033,807.35
a. Excess Spread	$1,033,807.35
4. Total Excess Spread	$13,337,985.95
K. Reallocated Principal Collections
1. Principal Allocation Percentage	57.8344%
2. Series 2008-5 Allocable Principal Collections	$524,173,246.31
3. Principal Allocation Percentage of Series 2008-5 Allocable Principal Collections	$303,152,208.19
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$303,152,208.19
6. Shared Principal Collections from other Series allocated to Series 2008-5	$0.00
7. Other amounts treated as Available Principal Collections:	$2,157,841.41
8. Available Principal Collections (total of items 5, 6 and 7)	$305,310,049.60
L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$59,091,000.00
2. Required Collateral Invested Amount	$59,091,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$305,310,049.60

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-5
1. Excess Spread	$13,337,985.95
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$118,681.27
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$183,493.97
9. Applied to unpaid Monthly Servicing Fee	$1,515,151.66
10. Collateral Default Amount treated as Available Principal Collections	$140,259.89
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$11,380,399.16

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-5
1. Excess Spread	$13,337,985.95
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$118,681.27
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$183,493.97
10. Applied to unpaid Monthly Servicing Fee	$1,515,151.66
11. Collateral Default Amount treated as Available Principal Collections	$140,259.89
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$11,380,399.16

O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	3.3933%
b. Prior Monthly Period	3.0709%
c. Second Prior Monthly Period	3.2548%
2. Three Month Average Base Rate	3.2397%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.8044%
b. Prior Monthly Period	18.1669%
c. Second Prior Monthly Period	18.1859%
4. Three Month average Series Adjusted Portfolio Yield	18.0524%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-6 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,652,560,126.15	1,534,091,000.00	1,118,469,126.15
Beginning Adjusted Invested Amount	N/A	1,534,091,000.00	N/A
Floating Allocation Percentage	N/A	57.8344%	42.1656%
Principal Allocation Percentage	N/A	57.8344%	42.1656%
Collections of Finance Charge Receivables	46,076,977.11	26,648,321.82	19,428,655.29
Collections of Principal Receivables	884,542,317.11	511,569,330.48	372,972,986.63
Defaulted Amount	6,296,183.87	3,641,357.24	2,654,826.63
Ending Invested Amount / Transferor Amount	2,668,756,048.47	1,534,091,000.00	1,134,665,048.47

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	June 13, 2013	June 13, 2013	June 13, 2013
Coupon June 17, 2013 to July 14, 2013	1.39250%	3.19250%	4.69250%
Monthly Interest Due	1,462,125.00	209,507.81	363,935.70	2,035,568.51
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,462,125.00	209,507.81	363,935.70	2,035,568.51
Investor Default Amount	3,204,394.18	200,274.64	236,688.42	3,641,357.24
Investor Monthly Fees Due	2,250,000.00	140,625.00	166,193.33	2,556,818.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,916,519.18	550,407.45	766,817.45	8,233,744.08
Reallocated Investor Finance Charge Collections				27,437,941.89
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.2639%
Base Rate				3.9023%
Excess Spread Percentage				15.0219%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00
Distributions of Interest	1,462,125.00	209,507.81	363,935.70	2,035,568.51
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,462,125.00	209,507.81	363,935.70	2,035,568.51
Ending Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$1.08
(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.08
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$2.48
(2) The amount of the distribution in respect of Class B Monthly Interest:	$2.48
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$19,568,133.50
(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$363,935.70
(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$19,204,197.80

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$24,145,387.43
a. Class A Monthly Interest	$1,462,125.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$3,204,394.18
e. Excess Spread	$19,478,868.25
2. Class B Available Funds	$1,509,086.71
a. Class B Monthly Interest	$209,507.81
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,299,578.90
3. Collateral Available Funds	$1,783,467.74
a. Excess Spread	$1,783,467.74
4. Total Excess Spread	$22,561,914.89

K. Reallocated Principal Collections
1. Principal Allocation Percentage	57.8344%
2. Series 2008-6 Allocable Principal Collections	$884,542,317.11
3. Principal Allocation Percentage of Series 2008-6 Allocable Principal Collections	$511,569,330.48
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$511,569,330.48
6. Shared Principal Collections from other Series allocated to Series 2008-6	$0.00
7. Other amounts treated as Available Principal Collections:	$3,641,357.24
8. Available Principal Collections (total of items 5, 6 and 7)	$515,210,687.72

L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$99,716,000.00
2. Required Collateral Invested Amount	$99,716,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$515,210,687.72

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-6
1. Excess Spread	$22,561,914.89
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$200,274.64
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$363,935.70
9. Applied to unpaid Monthly Servicing Fee	$2,556,818.33
10. Collateral Default Amount treated as Available Principal Collections	$236,688.42
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$19,204,197.80

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-6
1. Excess Spread	$22,561,914.89
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$200,274.64
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$363,935.70
10. Applied to unpaid Monthly Servicing Fee	$2,556,818.33
11. Collateral Default Amount treated as Available Principal Collections	$236,688.42
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$19,204,197.80

O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	3.9023%
b. Prior Monthly Period	3.5799%
c. Second Prior Monthly Period	3.7638%
2. Three Month Average Base Rate	3.7487%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.2639%
b. Prior Monthly Period	18.7266%
c. Second Prior Monthly Period	18.6949%
4. Three Month average Series Adjusted Portfolio Yield	18.5618%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,031,552,985.30	596,592,000.00	434,960,985.30
Beginning Adjusted Invested Amount	N/A	596,592,000.00	N/A
Floating Allocation Percentage	N/A	57.8344%	42.1656%
Principal Allocation Percentage	N/A	57.8344%	42.1656%
Collections of Finance Charge Receivables	17,918,856.14	10,363,342.10	7,555,601.54
Collections of Principal Receivables	343,989,287.50	198,943,980.52	145,045,306.98
Defaulted Amount	2,448,520.28	1,416,085.87	1,032,434.41
Ending Invested Amount / Transferor Amount	1,037,851,410.68	596,592,000.00	441,259,410.68

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	2,625,000.00	0.00	0.00	2,625,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	2,625,000.00	0.00	0.00	2,625,000.00
Required Reserve Account Amount	2,625,000.00	0.00	0.00	2,625,000.00
LIBOR Determination Date	June 13, 2013	June 13, 2013	June 13, 2013
Coupon June 17, 2013 to July 14, 2013	1.49250%	1.29250%	4.94250%
Monthly Interest Due	609,437.50	32,986.18	149,072.94	791,496.62
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	609,437.50	32,986.18	149,072.94	791,496.62
Investor Default Amount	1,246,153.28	77,885.77	92,046.82	1,416,085.87
Investor Monthly Fees Due	875,000.00	54,688.33	64,631.67	994,320.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,730,590.78	165,560.28	305,751.43	3,201,902.49
Reallocated Investor Finance Charge Collections				10,670,214.85
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				87.50
Series Adjusted Portfolio Yield				18.2639%
Base Rate				3.9021%
Excess Spread Percentage				15.0221%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00
Distributions of Interest	609,437.50	32,986.18	149,072.94	791,496.62
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	609,437.50	32,986.18	149,072.94	791,496.62
Ending Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$1.16
(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.16
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$1.01
(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.01
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$7,617,472.80
(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$149,072.94
(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,468,399.86

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$9,389,848.90
a. Class A Monthly Interest	$609,437.50
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,246,153.28
e. Excess Spread	$7,534,258.12
2. Class B Available Funds	$586,874.50
a. Class B Monthly Interest	$32,986.18
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$553,888.32
3. Collateral Available Funds	$693,578.95
a. Excess Spread	$693,578.95
4. Total Excess Spread	$8,781,725.39

K. Reallocated Principal Collections
1. Principal Allocation Percentage	57.8344%
2. Series 2008-7 Allocable Principal Collections	$343,989,287.50
3. Principal Allocation Percentage of Series 2008-7 Allocable Principal Collections	$198,943,980.52
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$198,943,980.52
6. Shared Principal Collections from other Series allocated to Series 2008-7	$0.00
7. Other amounts treated as Available Principal Collections:	$1,416,085.87
8. Available Principal Collections (total of items 5, 6 and 7)	$200,360,066.39

L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$38,779,000.00
2. Required Collateral Invested Amount	$38,779,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$200,360,066.39

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-7
1. Excess Spread	$8,781,725.39
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$77,885.77
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$149,072.94
9. Applied to unpaid Monthly Servicing Fee	$994,320.00
10. Collateral Default Amount treated as Available Principal Collections	$92,046.82
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,468,399.86

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-7
1. Excess Spread	$8,781,725.39
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$77,885.77
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$149,072.94
10. Applied to unpaid Monthly Servicing Fee	$994,320.00
11. Collateral Default Amount treated as Available Principal Collections	$92,046.82
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,468,399.86

O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	3.9021%
b. Prior Monthly Period	3.5797%
c. Second Prior Monthly Period	3.7635%
2. Three Month Average Base Rate	3.7484%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.2639%
b. Prior Monthly Period	18.7265%
c. Second Prior Monthly Period	18.6947%
4. Three Month average Series Adjusted Portfolio Yield	18.5617%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-9 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,080,672,579.95	625,000,000.00	455,672,579.95
Beginning Adjusted Invested Amount	N/A	625,000,000.00	N/A
Floating Allocation Percentage	N/A	57.8344%	42.1656%
Principal Allocation Percentage	N/A	57.8344%	42.1656%
Collections of Finance Charge Receivables	18,772,100.68	10,856,814.74	7,915,377.61
Collections of Principal Receivables	360,369,070.80	208,417,122.29	151,951,948.51
Defaulted Amount	2,565,111.79	1,483,515.82	1,081,595.97
Ending Invested Amount / Transferor Amount	1,087,270,918.28	625,000,000.00	462,270,918.28

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	2,750,000.00	0.00	0.00	2,750,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	2,750,000.00	0.00	0.00	2,750,000.00
Required Reserve Account Amount	2,750,000.00	0.00	0.00	2,750,000.00
LIBOR Determination Date	June 13, 2013	June 13, 2013	June 13, 2013
Coupon June 17, 2013 to July 14, 2013	1.79250%	1.29250%	5.94250%
Monthly Interest Due	766,791.67	34,556.42	187,766.49	989,114.58
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	766,791.67	34,556.42	187,766.49	989,114.58
Investor Default Amount	1,305,493.92	81,593.37	96,428.53	1,483,515.82
Investor Monthly Fees Due	916,666.67	57,291.67	67,708.33	1,041,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,988,952.26	173,441.46	351,903.35	3,514,297.07
Reallocated Investor Finance Charge Collections				11,338,229.05
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				91.67
Series Adjusted Portfolio Yield				18.5652%
Base Rate				4.2356%
Excess Spread Percentage				15.0221%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00
Distributions of Interest	766,791.67	34,556.42	187,766.49	989,114.58
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	766,791.67	34,556.42	187,766.49	989,114.58
Ending Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$1.39
(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.39
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$1.01
(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.01
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$8,011,790.14
(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$187,766.49
(3) The amount of the distribution in respect of Collateral Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,824,023.65

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$9,977,722.23
a. Class A Monthly Interest	$766,791.67
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,305,493.92
e. Excess Spread	$7,905,436.64
2. Class B Available Funds	$623,607.64
a. Class B Monthly Interest	$34,556.42
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$589,051.22
3. Collateral Available Funds	$736,990.85
a. Excess Spread	$736,990.85
4. Total Excess Spread	$9,231,478.71

K. Reallocated Principal Collections
1. Principal Allocation Percentage	57.8344%
2. Series 2008-9 Allocable Principal Collections	$360,369,070.80
3. Principal Allocation Percentage of Series 2008-9 Allocable Principal Collections	$208,417,122.29
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$208,417,122.29
6. Shared Principal Collections from other Series allocated to Series 2008-9	$0.00
7. Other amounts treated as Available Principal Collections:	$1,483,515.82
8. Available Principal Collections (total of items 5, 6 and 7)	$209,900,638.11

L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$40,625,000.00
2. Required Collateral Invested Amount	$40,625,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$209,900,638.11

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-9
1. Excess Spread	$9,231,478.71
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$81,593.37
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Minimum Monthly Interest	$187,766.49
9. Applied to unpaid Monthly Servicing Fee	$1,041,666.67
10. Collateral Default Amount treated as Available Principal Collections	$96,428.53
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,824,023.65

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-9
1. Excess Spread	$9,231,478.71
2. Excess Finance Charge Collections	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
6. Applied to fund overdue Class B Interest	$0.00
7. Applied to fund Class B Required Amount	$81,593.37
8. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
9. Applied to Collateral Minimum Monthly Interest	$187,766.49
10. Applied to unpaid Monthly Servicing Fee	$1,041,666.67
11. Collateral Default Amount treated as Available Principal Collections	$96,428.53
12. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
13. Deposited to Reserve Account	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,824,023.65

O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	4.2356%
b. Prior Monthly Period	3.9132%
c. Second Prior Monthly Period	4.0971%
2. Three Month Average Base Rate	4.0820%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.5652%
b. Prior Monthly Period	19.0933%
c. Second Prior Monthly Period	19.0282%
4. Three Month average Series Adjusted Portfolio Yield	18.8956%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2009-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,619,818,340.59	1,515,155,000.00	1,104,663,340.59
Beginning Adjusted Invested Amount	N/A	1,515,155,000.00	N/A
Floating Allocation Percentage	N/A	57.8344%	42.1656%
Principal Allocation Percentage	N/A	57.8344%	42.1656%
Collections of Finance Charge Receivables	45,508,227.52	26,319,389.17	19,188,838.35
Collections of Principal Receivables	873,623,999.16	505,254,791.88	368,369,207.28
Defaulted Amount	6,218,467.13	3,596,410.26	2,622,056.87
Ending Invested Amount / Transferor Amount	2,635,814,349.09	1,515,155,000.00	1,120,659,349.09

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	June 13, 2013	June 13, 2013	June 13, 2013
Coupon June 17, 2013 to July 14, 2013	1.44250%	0.89250%	5.44250%
Monthly Interest Due	1,402,430.56	63,099.75	416,892.48	1,882,422.79
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,402,430.56	63,099.75	416,892.48	1,882,422.79
Investor Default Amount	2,967,031.64	215,762.54	413,616.08	3,596,410.26
Investor Monthly Fees Due	2,083,333.33	151,500.00	290,425.00	2,525,258.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,452,795.53	430,362.29	1,120,933.56	8,004,091.38
Reallocated Investor Finance Charge Collections				26,971,242.83
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.1645%
Base Rate				3.7922%
Excess Spread Percentage				15.0219%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00
Distributions of Interest	1,402,430.56	63,099.75	416,892.48	1,882,422.79
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,402,430.56	63,099.75	416,892.48	1,882,422.79
Ending Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$1.12
(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.12
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.69
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.69
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$19,384,043.93
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$416,892.48
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$18,967,151.45

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$22,251,224.16
a. Class A Monthly Interest	$1,402,430.56
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,967,031.64
e. Excess Spread	$17,881,761.96
2. Class B Available Funds	$1,618,109.02
a. Class B Monthly Interest	$63,099.75
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,555,009.27
3. Collateral Available Funds	$3,101,909.65
a. Excess Spread	$3,101,909.65
4. Total Excess Spread	$22,538,680.88

K. Reallocated Principal Collections
1. Principal Allocation Percentage	57.8344%
2. Series 2009-2 Allocable Principal Collections	$873,623,999.16
3. Principal Allocation Percentage of Series 2009-2 Allocable Principal Collections	$505,254,791.88
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$505,254,791.88
6. Shared Principal Collections from other Series allocated to Series 2009-2	$0.00
7. Other amounts treated as Available Principal Collections:	$3,596,410.26
8. Available Principal Collections (total of items 5, 6 and 7)	$508,851,202.14

L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$174,255,000.00
2. Required Collateral Invested Amount	$174,255,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$508,851,202.14

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-2
1. Excess Spread	$22,538,680.88
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$215,762.54
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$416,892.48
9. Applied to unpaid Monthly Servicing Fee	$2,525,258.33
10. Collateral Default Amount treated as Available Principal Collections	$413,616.08
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$18,967,151.45

O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	3.7922%
b. Prior Monthly Period	3.4694%
c. Second Prior Monthly Period	3.6533%
2. Three Month Average Base Rate	3.6383%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	18.1645%
b. Prior Monthly Period	18.6051%
c. Second Prior Monthly Period	18.5844%
4. Three Month average Series Adjusted Portfolio Yield	18.4513%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$1,515,155,000.00
Monthly Interest:	$2,777,750.58
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$1,517,932,750.58

Series 2011-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,095,851,214.32	1,212,122,000.00	883,729,214.32
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	57.8344%	42.1656%
Principal Allocation Percentage	N/A	57.8344%	42.1656%
Collections of Finance Charge Receivables	36,406,521.94	21,055,476.59	15,351,045.35
Collections of Principal Receivables	698,898,046.14	404,203,166.57	294,694,879.57
Defaulted Amount	4,974,765.50	2,877,123.46	2,097,642.04
Ending Invested Amount / Transferor Amount	2,108,648,000.01	1,212,122,000.00	896,526,000.01

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	June 13, 2013	June 13, 2013	June 13, 2013
Coupon June 17, 2013 to July 14, 2013	0.36250%	0.89250%	1.24250%
Monthly Interest Due	281,944.44	50,484.66	76,138.88	408,567.98
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	281,944.44	50,484.66	76,138.88	408,567.98
Investor Default Amount	2,373,625.31	172,626.65	330,871.50	2,877,123.46
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,322,236.42	344,322.98	639,335.38	5,305,894.78
Reallocated Investor Finance Charge Collections				20,479,590.90
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.0985%
Base Rate				2.6120%
Excess Spread Percentage				15.0219%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	281,944.44	50,484.66	76,138.88	408,567.98
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	281,944.44	50,484.66	76,138.88	408,567.98
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.28
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.28
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.69
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.69
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$15,249,835.00
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$76,138.88
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,173,696.12

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$16,895,651.51
a. Class A Monthly Interest	$281,944.44
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,373,625.31
e. Excess Spread	$14,240,081.76
2. Class B Available Funds	$1,228,770.05
a. Class B Monthly Interest	$50,484.66
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,178,285.39
3. Collateral Available Funds	$2,355,169.34
a. Excess Spread	$2,355,169.34
4. Total Excess Spread	$17,773,536.49

K. Reallocated Principal Collections
1. Principal Allocation Percentage	57.8344%
2. Series 2011-1 Allocable Principal Collections	$698,898,046.14
3. Principal Allocation Percentage of Series 2011-1 Allocable Principal Collections	$404,203,166.57
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$404,203,166.57
6. Shared Principal Collections from other Series allocated to Series 2011-1	$0.00
7. Other amounts treated as Available Principal Collections:	$2,877,123.46
8. Available Principal Collections (total of items 5, 6 and 7)	$407,080,290.03

L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$139,395,000.00
2. Required Collateral Invested Amount	$139,395,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$407,080,290.03

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2011-1
1. Excess Spread	$17,773,536.49
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$172,626.65
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$76,138.88
9. Applied to unpaid Monthly Servicing Fee	$2,020,203.34
10. Collateral Default Amount treated as Available Principal Collections	$330,871.50
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$15,173,696.12

O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.6120%
b. Prior Monthly Period	2.2893%
c. Second Prior Monthly Period	2.4731%
2. Three Month Average Base Rate	2.4581%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.0985%
b. Prior Monthly Period	17.3069%
c. Second Prior Monthly Period	17.4043%
4. Three Month average Series Adjusted Portfolio Yield	17.2699%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$1,212,122,000.00
Monthly Interest:	$936,177.46
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$1,213,058,177.46

Series 2011-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,095,851,214.32	1,212,122,000.00	883,729,214.32
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	57.8344%	42.1656%
Principal Allocation Percentage	N/A	57.8344%	42.1656%
Collections of Finance Charge Receivables	36,406,521.94	21,055,476.59	15,351,045.35
Collections of Principal Receivables	698,898,046.14	404,203,166.57	294,694,879.57
Defaulted Amount	4,974,765.50	2,877,123.46	2,097,642.04
Ending Invested Amount / Transferor Amount	2,108,648,000.01	1,212,122,000.00	896,526,000.01

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	June 13, 2013	June 13, 2013	June 13, 2013
Coupon June 17, 2013 to July 14, 2013	0.31250%	0.84250%	1.34250%
Monthly Interest Due	243,055.56	47,656.39	82,266.76	372,978.71
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	243,055.56	47,656.39	82,266.76	372,978.71
Investor Default Amount	2,373,625.31	172,626.65	330,871.50	2,877,123.46
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,283,347.54	341,494.71	645,463.26	5,270,305.51
Reallocated Investor Finance Charge Collections				20,444,001.63
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.0639%
Base Rate				2.5737%
Excess Spread Percentage				15.0219%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	243,055.56	47,656.39	82,266.76	372,978.71
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	243,055.56	47,656.39	82,266.76	372,978.71
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.24
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.24
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.66
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.66
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$15,255,962.88
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$82,266.76
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,173,696.12

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$16,866,290.38
a. Class A Monthly Interest	$243,055.56
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,373,625.31
e. Excess Spread	$14,249,609.51
2. Class B Available Funds	$1,226,634.70
a. Class B Monthly Interest	$47,656.39
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,178,978.31
3. Collateral Available Funds	$2,351,076.55
a. Excess Spread	$2,351,076.55
4. Total Excess Spread	$17,779,664.37

K. Reallocated Principal Collections
1. Principal Allocation Percentage	57.8344%
2. Series 2011-2 Allocable Principal Collections	$698,898,046.14
3. Principal Allocation Percentage of Series 2011-2 Allocable Principal Collections	$404,203,166.57
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$404,203,166.57
6. Shared Principal Collections from other Series allocated to Series 2011-2	$0.00
7. Other amounts treated as Available Principal Collections:	$2,877,123.46
8. Available Principal Collections (total of items 5, 6 and 7)	$407,080,290.03

L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$139,395,000.00
2. Required Collateral Invested Amount	$139,395,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$407,080,290.03

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2011-2
1. Excess Spread	$17,779,664.37
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$172,626.65
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$82,266.76
9. Applied to unpaid Monthly Servicing Fee	$2,020,203.34
10. Collateral Default Amount treated as Available Principal Collections	$330,871.50
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$15,173,696.12

O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.5737%
b. Prior Monthly Period	2.2510%
c. Second Prior Monthly Period	2.4349%
2. Three Month Average Base Rate	2.4199%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.0639%
b. Prior Monthly Period	17.2648%
c. Second Prior Monthly Period	17.3660%
4. Three Month average Series Adjusted Portfolio Yield	17.2316%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$1,212,122,000.00
Monthly Interest:	$829,878.85
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$1,212,951,878.85

Series 2012-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,047,927,336.24	606,062,000.00	441,865,336.24
Beginning Adjusted Invested Amount	N/A	606,062,000.00	N/A
Floating Allocation Percentage	N/A	57.8344%	42.1656%
Principal Allocation Percentage	N/A	57.8344%	42.1656%
Collections of Finance Charge Receivables	18,203,291.01	10,527,755.67	7,675,535.34
Collections of Principal Receivables	349,449,599.66	202,101,916.75	147,347,682.91
Defaulted Amount	2,487,386.85	1,438,564.10	1,048,822.75
Ending Invested Amount / Transferor Amount	1,054,325,739.64	606,062,000.00	448,263,739.64

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	June 13, 2013	June 13, 2013	June 13, 2013
Coupon June 17, 2013 to July 14, 2013	0.46250%	0.99250%	1.34250%
Monthly Interest Due	179,861.11	28,070.99	41,133.90	249,066.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	179,861.11	28,070.99	41,133.90	249,066.00
Investor Default Amount	1,186,812.65	86,314.51	165,436.94	1,438,564.10
Investor Monthly Fees Due	833,333.33	60,606.67	116,163.33	1,010,103.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,200,007.09	174,992.17	322,734.17	2,697,733.43
Reallocated Investor Finance Charge Collections				10,284,594.01
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.1855%
Base Rate				2.7083%
Excess Spread Percentage				15.0219%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00
Distributions of Interest	179,861.11	28,070.99	41,133.90	249,066.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	179,861.11	28,070.99	41,133.90	249,066.00
Ending Certificates Balance	500,000,000.00	36,364,000.00	69,698,000.00	606,062,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.36
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.36
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.77
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.77
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$7,627,994.47
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$41,133.90
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,586,860.57

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$8,484,770.54
a. Class A Monthly Interest	$179,861.11
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,186,812.65
e. Excess Spread	$7,118,096.78
2. Class B Available Funds	$617,080.39
a. Class B Monthly Interest	$28,070.99
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$589,009.40
3. Collateral Available Funds	$1,182,743.07
a. Excess Spread	$1,182,743.07
4. Total Excess Spread	$8,889,849.25

K. Reallocated Principal Collections
1. Principal Allocation Percentage	57.8344%
2. Series 2012-1 Allocable Principal Collections	$349,449,599.66
3. Principal Allocation Percentage of Series 2012-1 Allocable Principal Collections	$202,101,916.75
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$202,101,916.75
6. Shared Principal Collections from other Series allocated to Series 2012-1	$0.00
7. Other amounts treated as Available Principal Collections:	$1,438,564.10
8. Available Principal Collections (total of items 5, 6 and 7)	$203,540,480.85

L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$69,698,000.00
2. Required Collateral Invested Amount	$69,698,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$203,540,480.85

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-1
1. Excess Spread	$8,889,849.25
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$86,314.51
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$41,133.90
9. Applied to unpaid Monthly Servicing Fee	$1,010,103.33
10. Collateral Default Amount treated as Available Principal Collections	$165,436.94
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$7,586,860.57

O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.7083%
b. Prior Monthly Period	2.3856%
c. Second Prior Monthly Period	2.5695%
2. Three Month Average Base Rate	2.5545%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.1855%
b. Prior Monthly Period	17.4129%
c. Second Prior Monthly Period	17.5006%
4. Three Month average Series Adjusted Portfolio Yield	17.3663%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$606,062,000.00
Monthly Interest:	$418,591.63
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$606,480,591.63

Series 2012-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	3,087,638,906.83	1,785,716,000.00	1,301,922,906.83
Beginning Adjusted Invested Amount	N/A	1,785,716,000.00	N/A
Floating Allocation Percentage	N/A	57.8344%	42.1656%
Principal Allocation Percentage	N/A	57.8344%	42.1656%
Collections of Finance Charge Receivables	53,634,624.85	31,019,238.53	22,615,386.32
Collections of Principal Receivables	1,029,626,905.02	595,478,063.92	434,148,841.10
Defaulted Amount	7,328,897.87	4,238,620.70	3,090,277.17
Ending Invested Amount / Transferor Amount	3,106,491,320.17	1,785,716,000.00	1,320,775,320.17

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	NA	NA	NA
Coupon June 17, 2013 to July 14, 2013	0.68000%	0.99000%	1.29000%
Monthly Interest Due	850,000.00	84,710.18	119,978.60	1,054,688.78
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	850,000.00	84,710.18	119,978.60	1,054,688.78
Investor Default Amount	3,560,437.97	243,721.47	434,461.26	4,238,620.70
Investor Monthly Fees Due	2,500,000.00	171,131.67	305,061.67	2,976,193.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,910,437.97	499,563.32	859,501.53	8,269,502.82
Reallocated Investor Finance Charge Collections				31,062,606.14
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.6865%
Base Rate				2.9425%
Excess Spread Percentage				15.3170%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,500,000,000.00	102,679,000.00	183,037,000.00	1,785,716,000.00
Distributions of Interest	850,000.00	84,710.18	119,978.60	1,054,688.78
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	850,000.00	84,710.18	119,978.60	1,054,688.78
Ending Certificates Balance	1,500,000,000.00	102,679,000.00	183,037,000.00	1,785,716,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.57
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.57
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.83
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.83
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$22,913,081.92
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$119,978.60
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$22,793,103.32

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$26,092,564.11
a. Class A Monthly Interest	$850,000.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$3,560,437.97
e. Excess Spread	$21,682,126.14
2. Class B Available Funds	$1,786,105.59
a. Class B Monthly Interest	$84,710.18
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,701,395.41
3. Collateral Available Funds	$3,183,936.44
a. Excess Spread	$3,183,936.44
4. Total Excess Spread	$26,567,457.99

K. Reallocated Principal Collections
1. Principal Allocation Percentage	57.8344%
2. Series 2012-2 Allocable Principal Collections	$1,029,626,905.02
3. Principal Allocation Percentage of Series 2012-2 Allocable Principal Collections	$595,478,063.92
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$595,478,063.92
6. Shared Principal Collections from other Series allocated to Series 2012-2	$0.00
7. Other amounts treated as Available Principal Collections:	$4,238,620.70
8. Available Principal Collections (total of items 5, 6 and 7)	$599,716,684.62

L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$183,037,000.00
2. Required Collateral Invested Amount	$183,037,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$599,716,684.62

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-2
1. Excess Spread	$26,567,457.99
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$243,721.47
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$119,978.60
9. Applied to unpaid Monthly Servicing Fee	$2,976,193.34
10. Collateral Default Amount treated as Available Principal Collections	$434,461.26
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$22,793,103.32

O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.9425%
b. Prior Monthly Period	2.4967%
c. Second Prior Monthly Period	2.7464%
2. Three Month Average Base Rate	2.7285%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.6865%
b. Prior Monthly Period	18.0179%
c. Second Prior Monthly Period	18.0533%
4. Three Month average Series Adjusted Portfolio Yield	17.9192%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$1,785,716,000.00
Monthly Interest:	$1,414,809.99
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$1,787,130,809.99

Series 2012-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,095,851,214.32	1,212,122,000.00	883,729,214.32
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	57.8344%	42.1656%
Principal Allocation Percentage	N/A	57.8344%	42.1656%
Collections of Finance Charge Receivables	36,406,521.94	21,055,476.59	15,351,045.35
Collections of Principal Receivables	698,898,046.14	404,203,166.57	294,694,879.57
Defaulted Amount	4,974,765.50	2,877,123.46	2,097,642.04
Ending Invested Amount / Transferor Amount	2,108,648,000.01	1,212,122,000.00	896,526,000.01

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	June 13, 2013	June 13, 2013	June 13, 2013
Coupon June 17, 2013 to July 14, 2013	0.34250%	0.69250%	0.94250%
Monthly Interest Due	266,388.89	39,171.57	57,755.25	363,315.71
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	266,388.89	39,171.57	57,755.25	363,315.71
Investor Default Amount	2,373,625.31	172,626.65	330,871.50	2,877,123.46
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,306,680.87	333,009.89	620,951.75	5,260,642.51
Reallocated Investor Finance Charge Collections				20,434,338.63
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.0546%
Base Rate				2.5633%
Excess Spread Percentage				15.0219%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	266,388.89	39,171.57	57,755.25	363,315.71
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	266,388.89	39,171.57	57,755.25	363,315.71
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.27
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.27
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.54
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.54
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$15,231,451.37
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$57,755.25
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$15,173,696.12

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$16,858,318.41
a. Class A Monthly Interest	$266,388.89
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,373,625.31
e. Excess Spread	$14,218,304.21
2. Class B Available Funds	$1,226,054.92
a. Class B Monthly Interest	$39,171.57
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,186,883.35
3. Collateral Available Funds	$2,349,965.30
a. Excess Spread	$2,349,965.30
4. Total Excess Spread	$17,755,152.86

K. Reallocated Principal Collections
1. Principal Allocation Percentage	57.8344%
2. Series 2012-3 Allocable Principal Collections	$698,898,046.14
3. Principal Allocation Percentage of Series 2012-3 Allocable Principal Collections	$404,203,166.57
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$404,203,166.57
6. Shared Principal Collections from other Series allocated to Series 2012-3	$0.00
7. Other amounts treated as Available Principal Collections:	$2,877,123.46
8. Available Principal Collections (total of items 5, 6 and 7)	$407,080,290.03

L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$139,395,000.00
2. Required Collateral Invested Amount	$139,395,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$407,080,290.03

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-3
1. Excess Spread	$17,755,152.86
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$172,626.65
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$57,755.25
9. Applied to unpaid Monthly Servicing Fee	$2,020,203.34
10. Collateral Default Amount treated as Available Principal Collections	$330,871.50
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$15,173,696.12

O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.5633%
b. Prior Monthly Period	2.2406%
c. Second Prior Monthly Period	2.4245%
2. Three Month Average Base Rate	2.4095%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.0546%
b. Prior Monthly Period	17.2534%
c. Second Prior Monthly Period	17.3556%
4. Three Month average Series Adjusted Portfolio Yield	17.2212%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$1,212,122,000.00
Monthly Interest:	$631,657.63
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$1,212,753,657.63

Series 2012-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,043,456,749.49	1,181,820,000.00	861,636,749.49
Beginning Adjusted Invested Amount	N/A	1,181,820,000.00	N/A
Floating Allocation Percentage	N/A	57.8344%	42.1656%
Principal Allocation Percentage	N/A	57.8344%	42.1656%
Collections of Finance Charge Receivables	35,496,390.43	20,529,107.92	14,967,282.51
Collections of Principal Receivables	681,426,200.41	394,098,437.55	287,327,762.86
Defaulted Amount	4,850,400.67	2,805,197.87	2,045,202.80
Ending Invested Amount / Transferor Amount	2,055,933,626.62	1,181,820,000.00	874,113,626.62

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	June 13, 2013	June 13, 2013	June 13, 2013
Coupon June 17, 2013 to July 14, 2013	0.43250%	0.74250%	0.99250%
Monthly Interest Due	327,979.17	40,950.53	59,300.00	428,229.70
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	327,979.17	40,950.53	59,300.00	428,229.70
Investor Default Amount	2,314,284.68	168,313.77	322,599.42	2,805,197.87
Investor Monthly Fees Due	1,625,000.00	118,183.33	226,516.67	1,969,700.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,267,263.85	327,447.63	608,416.09	5,203,127.57
Reallocated Investor Finance Charge Collections				19,997,494.43
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.1283%
Base Rate				2.6450%
Excess Spread Percentage				15.0219%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	975,000,000.00	70,910,000.00	135,910,000.00	1,181,820,000.00
Distributions of Interest	327,979.17	40,950.53	59,300.00	428,229.70
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	327,979.17	40,950.53	59,300.00	428,229.70
Ending Certificates Balance	975,000,000.00	70,910,000.00	135,910,000.00	1,181,820,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.34
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.34
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.58
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.58
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$14,853,666.85
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$59,300.00
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,794,366.85

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$16,497,907.52
a. Class A Monthly Interest	$327,979.17
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,314,284.68
e. Excess Spread	$13,855,643.67
2. Class B Available Funds	$1,199,863.20
a. Class B Monthly Interest	$40,950.53
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$1,158,912.67
3. Collateral Available Funds	$2,299,723.70
a. Excess Spread	$2,299,723.70
4. Total Excess Spread	$17,314,280.04

K. Reallocated Principal Collections
1. Principal Allocation Percentage	57.8344%
2. Series 2012-4 Allocable Principal Collections	$681,426,200.41
3. Principal Allocation Percentage of Series 2012-4 Allocable Principal Collections	$394,098,437.55
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$394,098,437.55
6. Shared Principal Collections from other Series allocated to Series 2012-4	$0.00
7. Other amounts treated as Available Principal Collections:	$2,805,197.87
8. Available Principal Collections (total of items 5, 6 and 7)	$396,903,635.42

L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$135,910,000.00
2. Required Collateral Invested Amount	$135,910,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$396,903,635.42

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-4
1. Excess Spread	$17,314,280.04
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$168,313.77
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$59,300.00
9. Applied to unpaid Monthly Servicing Fee	$1,969,700.00
10. Collateral Default Amount treated as Available Principal Collections	$322,599.42
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$14,794,366.85

O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.6450%
b. Prior Monthly Period	2.3222%
c. Second Prior Monthly Period	2.5061%
2. Three Month Average Base Rate	2.4911%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.1283%
b. Prior Monthly Period	17.3431%
c. Second Prior Monthly Period	17.4372%
4. Three Month average Series Adjusted Portfolio Yield	17.3029%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$1,181,820,000.00
Monthly Interest:	$712,834.94
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$1,182,532,834.94

Series 2012-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,235,056,600.18	714,287,000.00	520,769,600.18
Beginning Adjusted Invested Amount	N/A	714,287,000.00	N/A
Floating Allocation Percentage	N/A	57.8344%	42.1656%
Principal Allocation Percentage	N/A	57.8344%	42.1656%
Collections of Finance Charge Receivables	21,453,867.96	12,407,705.83	9,046,162.13
Collections of Principal Receivables	411,851,107.96	238,191,425.65	173,659,682.31
Defaulted Amount	2,931,561.61	1,695,449.70	1,236,111.91
Ending Invested Amount / Transferor Amount	1,242,597,571.85	714,287,000.00	528,310,571.85

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	November 08, 2012	November 08, 2012	November 08, 2012
Coupon June 17, 2013 to July 14, 2013	0.59000%	0.77000%	1.07000%
Monthly Interest Due	295,000.00	26,354.53	39,806.68	361,161.21
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	295,000.00	26,354.53	39,806.68	361,161.21
Investor Default Amount	1,424,175.18	97,489.54	173,784.98	1,695,449.70
Investor Monthly Fees Due	1,000,000.00	68,453.33	122,025.00	1,190,478.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,719,175.18	192,297.40	335,616.66	3,247,089.24
Reallocated Investor Finance Charge Collections				12,364,338.22
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.5864%
Base Rate				2.8317%
Excess Spread Percentage				15.3170%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	600,000,000.00	41,072,000.00	73,215,000.00	714,287,000.00
Distributions of Interest	295,000.00	26,354.53	39,806.68	361,161.21
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	295,000.00	26,354.53	39,806.68	361,161.21
Ending Certificates Balance	600,000,000.00	41,072,000.00	73,215,000.00	714,287,000.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.49
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.49
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$0.64
(2) The amount of the distribution in respect of Class B Monthly Interest:	$0.64
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$9,157,055.66
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$39,806.68
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,117,248.98

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$10,386,025.41
a. Class A Monthly Interest	$295,000.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,424,175.18
e. Excess Spread	$8,666,850.23
2. Class B Available Funds	$710,958.06
a. Class B Monthly Interest	$26,354.53
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$684,603.53
3. Collateral Available Funds	$1,267,354.75
a. Excess Spread	$1,267,354.75
4. Total Excess Spread	$10,618,808.51

K. Reallocated Principal Collections
1. Principal Allocation Percentage	57.8344%
2. Series 2012-5 Allocable Principal Collections	$411,851,107.96
3. Principal Allocation Percentage of Series 2012-5 Allocable Principal Collections	$238,191,425.65
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$238,191,425.65
6. Shared Principal Collections from other Series allocated to Series 2012-5	$0.00
7. Other amounts treated as Available Principal Collections:	$1,695,449.70
8. Available Principal Collections (total of items 5, 6 and 7)	$239,886,875.35

L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$73,215,000.00
2. Required Collateral Invested Amount	$73,215,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$239,886,875.35

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-5
1. Excess Spread	$10,618,808.51
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$97,489.54
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$39,806.68
9. Applied to unpaid Monthly Servicing Fee	$1,190,478.33
10. Collateral Default Amount treated as Available Principal Collections	$173,784.98
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$9,117,248.98

O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	2.8317%
b. Prior Monthly Period	2.4027%
c. Second Prior Monthly Period	2.6430%
2. Three Month Average Base Rate	2.6258%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	17.5864%
b. Prior Monthly Period	17.9145%
c. Second Prior Monthly Period	17.9499%
4. Three Month average Series Adjusted Portfolio Yield	17.8169%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
Adjusted Invested Amount:	$714,287,000.00
Monthly Interest:	$472,353.91
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$714,759,353.91

Series 2012-A Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	0.00	0.00	0.00
Beginning Adjusted Invested Amount	N/A	0.00	N/A
Floating Allocation Percentage	N/A	0.0000%	100.0000%
Principal Allocation Percentage	N/A	0.0000%	100.0000%
Collections of Finance Charge Receivables	0.00	0.00	0.00
Collections of Principal Receivables	0.00	0.00	0.00
Defaulted Amount	0.00	0.00	0.00
Ending Invested Amount / Transferor Amount	0.00	0.00	0.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
LIBOR Determination Date	October 03, 2012	October 03, 2012	October 03, 2012
Coupon June 17, 2013 to July 14, 2013	0.00000%	3.94250%	1.34250%
Monthly Interest Due	0.00	0.00	0.00	0.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	0.00	0.00	0.00	0.00
Investor Default Amount	0.00	0.00	0.00	0.00
Investor Monthly Fees Due	0.00	0.00	0.00	0.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	0.00	0.00	0.00	0.00
Reallocated Investor Finance Charge Collections				0.00
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				0.0000%
Base Rate				0.0000%
Excess Spread Percentage				0.0000%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	0.00	0.00	0.00	0.00
Distributions of Interest	0.00	0.00	0.00	0.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	0.00	0.00	0.00	0.00
Ending Certificates Balance	0.00	0.00	0.00	0.00

D) Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
(1) The total amount of the distribution:	$0.00
(2) The amount of the distribution in respect of Class A Monthly Interest:	$0.00
(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E) Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
(1) The total amount of Class A Investor Charge-Offs:	$0.00
(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F) Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
(1) The total amount of the distribution in respect of Class B Certificates:	$—
(2) The amount of the distribution in respect of Class B Monthly Interest:	$—
(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00
(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G) Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00
(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H) Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
(1) The total amount distributed to the Collateral Interest Holder:	$0.00
(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$0.00
(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$0.00

I) Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections
1. Class A Available Funds	$0.00
a. Class A Monthly Interest	$0.00
b. Class A Outstanding Monthly Interest	$0.00
c. Class A Additional Interest	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections)	$0.00
e. Excess Spread	$0.00
2. Class B Available Funds	$0.00
a. Class B Monthly Interest	$0.00
b. Class B Outstanding Monthly Interest	$0.00
c. Class B Additional Interest	$0.00
d. Excess Spread	$0.00
3. Collateral Available Funds	$0.00
a. Excess Spread	$0.00
4. Total Excess Spread	$0.00

K. Reallocated Principal Collections
1. Principal Allocation Percentage	0.0000%
2. Series 2012-A Allocable Principal Collections	$0.00
3. Principal Allocation Percentage of Series 2012-A Allocable Principal Collections	$0.00
4. Reallocated Principal Collections Required to fund the Required Amount	$0.00
5. Item 3 minus Item 4	$0.00
6. Shared Principal Collections from other Series allocated to Series 2012-A	$0.00
7. Other amounts treated as Available Principal Collections:	$0.00
8. Available Principal Collections (total of items 5, 6 and 7)	$0.00

L. Application of Available Principal Collections during Revolving Period
1. Collateral Invested Amount	$0.00
2. Required Collateral Invested Amount	$0.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
4. Treated as Shared Principal Collections	$0.00

M. Application of Principal Collections During Accumulation or Amortization Period
1. Principal Funding Account	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Distribution of Principal	$0.00
4. Treated as Shared Principal Collections	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2012-A
1. Excess Spread	$0.00
2. Excess Finance Charge Collections	$0.00
3. Applied to fund Class A Required Amount	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
5. Applied to fund overdue Class B Interest	$0.00
6. Applied to fund Class B Required Amount	$0.00
7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest	$0.00
9. Applied to unpaid Monthly Servicing Fee	$0.00
10. Collateral Default Amount treated as Available Principal Collections	$0.00
11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
12. Deposited to Reserve Account	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$0.00

O. Yield and Base Rate
1. Base Rate
a. Current Monthly Period	0.0000%
b. Prior Monthly Period	0.0000%
c. Second Prior Monthly Period	0.0000%
3. Series Adjusted Portfolio Yield
a. Current Monthly Period	0.0000%
b. Prior Monthly Period	0.0000%
c. Second Prior Monthly Period	0.0000%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	No

P. Reassignment Amount
Adjusted Invested Amount:	$0.00
Monthly Interest:	$0.00
Monthly Interest previously due but not paid:	$0.00
Additional Interest:	$0.00
Additional Interest previously due but not paid:	$0.00
Reassignment Amount:	$0.00

Series 2009-D-II Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	782,993,104.69	452,839,000.00	330,154,104.69
Beginning Adjusted Invested Amount	N/A	452,839,000.00	N/A
Floating Allocation Percentage	N/A	57.8344%	42.1656%
Principal Allocation Percentage	N/A	57.8344%	42.1656%
Collections of Finance Charge Receivables	13,601,182.88	7,866,156.19	5,735,026.69
Collections of Principal Receivables	261,102,671.45	151,007,041.99	110,095,629.46
Defaulted Amount	1,858,532.25	1,074,870.11	783,662.14
Ending Invested Amount / Transferor Amount	787,773,880.58	452,839,000.00	334,934,880.58

B. Monthly Period Funding Requirements				Total
LIBOR Determination Date				June 13, 2013
Coupon June 17, 2013 - July 14, 2013				20.19250%
Monthly Interest Due				7,111,962.28
Outstanding Monthly Interest Due				0.00
Additional Interest Due				0.00
Total Interest Due				7,111,962.28
Investor Default Amount				1,074,870.11
Investor Monthly Fees Due				754,731.67
Investor Additional Amounts Due				0.00
Total Due				8,941,564.06
Investor Finance Charge Collections				7,866,156.19

C. Certificates - Balances and Distributions				Total
Beginning Certificates Balance				452,839,000.00
Distributions of Interest				7,111,962.28
Distributions of Principal				0.00
Total Distributions				7,111,962.28
Ending Certificates Balance				452,839,000.00

D. Information regarding distributions on the Distribution Date in respect of the Series 2009-D-II Certificates per $1,000 certificate principal amount
(1) The total amount of the distribution				$15.71
(2) The amount of the distribution in respect of Monthly Interest				$15.71
(3) The amount of the distribution in respect of Outstanding Monthly Interest				$0.00
(4) The amount of the distribution in respect of Additional Interest				$0.00
(5) The amount of the distribution in respect of principal of the Series 2009-D-II Certificates				$0.00

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date
(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00

F. Scheduled Partial Amortization Amounts/ Series 2009-D-II Invested Amount

Series	Beginning Scheduled Partial Amortization Amount	Distributions of Principal	Pro rata share of Investor Charge-Offs	Reallocated Principal Collections Applied	Reimbursements	Ending Scheduled Partial Amortization Amount
2004-2	17,500,000.00	0.00	0.00	0.00	0.00	17,500,000.00
2005-2	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2007-2	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2008-2	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00
2008-4	40,529,000.00	0.00	0.00	0.00	0.00	40,529,000.00
2008-5	60,606,000.00	0.00	0.00	0.00	0.00	60,606,000.00
2008-6	102,273,000.00	0.00	0.00	0.00	0.00	102,273,000.00
2008-7	39,772,000.00	0.00	0.00	0.00	0.00	39,772,000.00
2008-9	41,667,000.00	0.00	0.00	0.00	0.00	41,667,000.00
Series 2009-D-II Invested Amount	452,839,000.00	0.00	0.00	0.00	0.00	452,839,000.00
(aggregate of Scheduled Partial Amortization Amounts)

G. Application of Investor Finance Charge Collections.
1. Available Funds	$7,866,156.19
a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$1,074,870.11
d. Monthly Interest	$6,791,286.08
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00
2. Excess Spread:	$0.00

H. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.8344%
2. Series 2009-D-II Allocable Principal Collections:	$261,102,671.45
3. Principal Allocation Percentage of Series 2009-D-II Allocable Principal Collections:	$151,007,041.99
4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00
5. Item 3 minus item 4:	$151,007,041.99
6. Shared Principal Collections from other Series allocated to Series 2009-D-II:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,074,870.11
8. Available Principal Collections (total of items 5., 6. & 7.):	$152,081,912.10

I. Application of Available Principal Collections during Revolving Period.
1. Treated as Shared Principal Collections:	$152,081,912.10

J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.
1. Retained during an Early Amortization Period	$0.00
2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00
3. Treated as Shared Principal Collections:	$0.00

K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-II.
1. Excess Spread:	$0.00
2. Excess Finance Charge Collections:	$1,075,407.87
3. Applied to fund Required Amount:	$320,676.20
4. Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to unpaid Monthly Servicing Fee:	$754,731.67
6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00
7. Applied to fund Series 2009-D-I Shortfall	$0.00
8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L.	Amounts and Applications Relating to the Referenced Series

Series	Referenced Series Adjusted Shortfall	Referenced Series Shortfall Coverage Amount	Allocable portion of Reallocated Principal Collections	Applied to fund Scheduled Partial Amortization Amount	Reimbursements of reductions of Scheduled Partial Amortization Amount
2004-2	0.00	0.00	0.00	0.00	0.00
2005-2	0.00	0.00	0.00	0.00	0.00
2007-2	0.00	0.00	0.00	0.00	0.00
2008-2	0.00	0.00	0.00	0.00	0.00
2008-4	0.00	0.00	0.00	0.00	0.00
2008-5	0.00	0.00	0.00	0.00	0.00
2008-6	0.00	0.00	0.00	0.00	0.00
2008-7	0.00	0.00	0.00	0.00	0.00
2008-9	0.00	0.00	0.00	0.00	0.00
Aggregate for all Referenced Series
	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2009-D-I:
1. Applied under Section 4.05
a. Shortfalls in Monthly Servicing Fee	$0.00
b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00
c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00

2. Applied under Section 4.07
a. Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00
b. Shortfalls in unpaid Monthly Servicing Fee	$0.00
c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00